Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
8. Stock-Based Compensation
Common Stock and Preferred Stock
As set by our certificate of incorporation, the Company has authorized 550,000,000 shares of common stock, par value of $0.001 per share, and 50,000,000 shares of preferred stock, par value of $0.001 per share. Each share of common stock entitles the holder thereof to one vote on each matter submitted to a vote at any meeting of stockholders.
Equity Incentive Awards
2021 Equity Incentive Plan
In August 2021, our board of directors adopted and our stockholders approved our 2021 Equity Incentive Plan (the "2021 Plan"). It is intended to make available incentives that will assist us to attract, retain and motivate employees, including officers, consultants and directors. We may provide these incentives through the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units and other cash-based or stock-based awards.
A total of 18,000,000 shares of our common stock has been initially authorized and reserved for issuance under the 2021 Plan, plus a number of shares of our common stock sufficient to cover any awards relating to SolarWinds common stock that were converted into awards relating to our common stock upon the completion of the distribution. This reserve will automatically increase on January 1, 2022, and each subsequent anniversary through and including January 1, 2031, by an amount equal to the smaller of (a) 5% of the number of shares of our common stock issued and outstanding on the immediately preceding December 31 and (b) an amount determined by our board of directors.
Awards may be granted under the 2021 Plan to our employees, including officers, directors or consultants or those of any present or future parent or subsidiary corporation or other affiliated entity. All awards must be evidenced by a written agreement between us and the holder of the award and may include stock options, stock appreciation rights, restricted stock, restricted stock units ("RSUs"), performance shares and performance units ("PSUs"), and cash-based awards and other stock-based awards. In the event of a change in control as described in the 2021 Plan, the acquiring or successor entity may assume or continue all or any awards outstanding under the 2021 Plan or substitute substantially equivalent awards. Any awards that are not assumed or continued in connection with a change in control or are not exercised or settled prior to the change in control will terminate effective as of the time of the change in control. Our compensation committee may provide for the acceleration of vesting of any or all outstanding awards upon such terms and to such extent as it determines, except that the vesting of all awards held by members of the board of directors who are not employees will automatically be accelerated in full. The 2021 Plan also authorizes our compensation committee, in its discretion and without the consent of any participant, to cancel each or any outstanding award denominated in shares upon a change in control in exchange for a payment to the participant with respect to each share subject to the canceled award of an amount equal to the excess of the consideration to be paid per share of common stock in the change in control transaction over the exercise price per share, if any, under the award.
The 2021 Plan will continue in effect until it is terminated by the compensation committee; provided, however, that all awards must be granted, if at all, within ten years of its effective date. The compensation committee may amend, suspend or terminate the 2021 Plan at any time; provided that without stockholder approval, the plan cannot be amended to increase the number of shares authorized, change the class of persons eligible to receive incentive stock options, or effect any other change that would require stockholder approval under any applicable law, regulation or listing rule.
RSUs generally vest over the requisite service period of four years, subject to continued employment through each applicable vesting date. PSUs generally vest over a three-year period based on the achievement of specified performance targets for the fiscal year and subject to continued service through the applicable vesting dates. Based on the extent to which the performance targets are achieved, PSUs vest at a specified range of the target award amount.
We have granted employees restricted stock and options at exercise prices equal to the fair value of the underlying common stock at the time of grant, as determined by our board of directors on a contemporaneous basis. As of December 31, 2021, common stock-based incentive awards of 5,999,110 shares were outstanding under the 2021 Plan, consisting of 169,168 stock options, 75,815 shares of restricted common stock, 4,764,213 shares of restricted stock units, and 989,914 shares of performance stock units. For the year ended December 31, 2021, we repurchased 17,562 shares of vested and unvested restricted common stock upon employee terminations. As of December 31, 2021, 11,594,899 shares were reserved for future grants under the 2021 Plan.
Conversion of SolarWinds Equity Stock Awards
In connection with the Separation and Distribution, all of the outstanding and unvested SolarWinds equity awards held by our employees were converted to N-able awards through the Conversion. As a result of the Conversion, 224,638 stock options, 91,477 shares of restricted common stock, and 2,207,824 shares of restricted stock units were granted during the year ended December 31, 2021. See Note 11. Relationship with Parent and Related Entities for information on the incremental compensation expense recognized during the year ended December 31, 2021 as a result of the Conversion.
Stock-Based Compensation Expense
Stock-based compensation expense for the years ended December 31, 2021, 2020 and 2019 was $29.4 million, $21.1 million and $8.7 million, respectively, as summarized below:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Cost of revenue	$1,010	$670	$499
Sales and marketing	8,761	4,409	3,543
Research and development	4,659	3,189	2,275
General and administrative	15,000	12,785	2,345
Total stock-based compensation expense	$29,430	$21,053	$8,662
Stock Option Awards
Stock option grant activity under the 2021 Plan was as follows during the year ended December 31, 2021:

	Number of Shares Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (in years)
Outstanding balances as of December 31, 2020	—	$—
Options granted through the Conversion	224,638	1.20
Options exercised	(39,480)	0.58
Options forfeited	(15,990)	1.46
Options expired	—	—
Outstanding balances as of December 31, 2021	169,168	$1.32
Options exercisable as of December 31, 2021	138,436	$0.97	$1,402	5.4
Options vested and expected to vest as of December 31, 2021	169,168	$1.32	$1,655	5.5
Additional information regarding stock option grant activity during the year ended December 31, 2021 is as follows:

Year Ended December 31,
2021
(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted during the period	$1.62
Aggregate intrinsic value of options exercised during the period	413
Aggregate fair value of options vested during the period	157
The unrecognized stock-based compensation expense related to unvested stock options and subject to recognition in future periods was approximately $0.1 million as of December 31, 2021. We expect to recognize this expense over weighted average periods of approximately 0.8 years as of December 31, 2021.
Restricted Stock
The following table summarizes information about restricted stock activity subject to vesting under the 2021 Plan during the year ended December 31, 2021:

Number of Shares Outstanding
Unvested balances as of December 31, 2020	—
Restricted stock granted and issued through the Conversion	91,477
Restricted stock vested	(11,300)
Restricted stock repurchased - unvested shares	(4,362)
Unvested balances as of December 31, 2021	75,815
Restricted stock was purchased at fair market value by the employee receiving the restricted stock award and restricted common stock was issued at the date of grant. The weighted-average grant date fair market value of restricted common stock purchased was $1.01 per share. The aggregate intrinsic value of restricted stock vested during the year ended December 31, 2021 was $0.1 million.
Restricted stock is subject to certain restrictions, such as vesting and a repurchase right. The common stock acquired by the employee is restricted stock because vesting is conditioned upon (i) continued employment through the applicable vesting date and (ii) for employees at the level of group vice president and above, the achievement of certain financial performance targets determined by the board of directors. Pursuant to the Separation and Distribution, the restricted stock is subject to repurchase by SolarWinds in the event the stockholder ceases to be employed or engaged (as applicable) by the Company for any reason or in the event of a change of control or due to certain regulatory burdens. As a result, we have no liability for unvested shares as of December 31, 2021 and 2020, respectively.
Restricted Stock Units
The following table summarizes information about restricted stock unit activity under the 2021 Plan during the year ended December 31, 2021:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances as of December 31, 2020	—	$—
Restricted stock units granted through the Conversion	3,540,676	12.54
Restricted stock units granted	2,207,824	13.95
Restricted stock units vested	(525,806)	13.46
Restricted stock units forfeited	(458,481)	13.11
Unvested balances as of December 31, 2021	4,764,213	$13.03	$52,883	1.3
The total fair value of restricted stock units vested during the year ended December 31, 2021 was $6.8 million. The total unrecognized stock-based compensation expense related to unvested restricted stock units and subject to recognition in future periods is $49.9 million as of December 31, 2021 and we expect to recognize this expense over a weighted-average period of 2.7 years.
Performance Stock Units
The following table summarizes information about performance stock unit activity under the 2021 Plan during the year ended December 31, 2021:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances as of December 31, 2020	—	$—
Performance stock units granted	1,044,908	12.50
Performance stock units vested	—	—
Performance stock units forfeited	(54,994)	12.50
Unvested balances as of December 31, 2021	989,914	$12.50	$10,988	1.1
The total unrecognized stock-based compensation expense related to unvested performance stock units and subject to recognition in future periods is $7.3 million as of December 31, 2021 and we expect to recognize this expense over a weighted-average period of 1.1 years.
Employee Stock Purchase Plan
In August 2021, our board of directors adopted and our stockholders approved our 2021 Employee Stock Purchase Plan (the "ESPP"). We reserved a total of 2,500,000 shares of our common stock available for sale under our ESPP.
Our ESPP permits eligible participants to purchase common stock through payroll deductions of up to 20% of their eligible compensation during the offering period. The ESPP will typically be implemented through consecutive six-month offering periods. Amounts deducted and accumulated from participant compensation, or otherwise funded in any participating non-U.S. jurisdiction in which payroll deductions are not permitted, are used to purchase shares of our common stock at the end of each offering period. The purchase price of the shares will be 85% of the lesser of the fair market value of our common stock on the first day of the offering period and the fair market value on the last day of the offering period. No participant may purchase more than $25,000 worth of common stock per calendar year.
Stock-based compensation expense related to our ESPP plan was $0.1 million for the year ended December 31, 2021.